Cash and Cash Equivalents - Summary of Time Deposits (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents [Line Items]
Time deposits		$ 314,357		$ 31,117
RMB [Member]
Cash and Cash Equivalents [Line Items]
Time deposits	¥ 349,099	53,760	¥ 156,749	25,617
USD [Member]
Cash and Cash Equivalents [Line Items]
Time deposits		$ 260,597		$ 5,500